SHARE-BASED COMPENSATION (Details 2) (2006 Incentive Plan [Member], Performance Shares [Member], USD $)	36 Months Ended
Dec. 31, 2012
2006 Incentive Plan [Member] | Performance Shares [Member]
Shares, Begining Balance	420,000
Shares Vested	(5,000)
Shares Expired	(415,000)
Shares, Ending Balance	0
Weighted average grant-date fair value, Begining Balance	$ 14.06
Weighted average grant-date fair value Vested	$ 16.03
Weighted average grant-date fair value Expired	$ 14.03
Weighted average grant-date fair value, Ending Balance	$ 0